Schedule of Investments (unaudited) September 30, 2022	BlackRock Enhanced Global Dividend Trust (BOE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Canada — 2.5%
TELUS Corp.	792,734	$15,741,625

Denmark — 2.0%
Novo Nordisk A/S, Class B	126,108	12,562,601

France — 12.6%
Air Liquide SA	83,989	9,599,865
EssilorLuxottica SA	97,410	13,240,242
Kering SA	26,001	11,532,705
LVMH Moet Hennessy Louis Vuitton SE	20,876	12,307,961
Sanofi	257,118	19,578,630
Schneider Electric SE	113,557	12,826,349

		79,085,752

India — 0.1%
Jasper Infotech Private Ltd., Series I, (Acquired 08/31/18, Cost: $2,637,143)(a)(b)	566,400	514,313

Indonesia — 1.2%
Bank Rakyat Indonesia Persero Tbk PT	26,618,800	7,790,591

Ireland — 2.1%
Medtronic PLC(c)	161,337	13,027,963

Japan — 1.6%
KDDI Corp.	352,200	10,297,015

Mexico — 1.2%
Wal-Mart de Mexico SAB de CV	2,066,438	7,267,599

Netherlands — 1.3%
Koninklijke KPN NV	3,096,591	8,380,503

Portugal — 2.4%
EDP - Energias de Portugal SA	3,545,833	15,388,960

Singapore — 1.2%
DBS Group Holdings Ltd.	318,968	7,378,801

Spain — 2.6%
Industria de Diseno Textil SA	805,223	16,617,088

Sweden — 1.9%
Epiroc AB, Class A	837,871	11,986,156

Switzerland — 5.4%
Lonza Group AG, Registered Shares	11,799	5,815,196
TE Connectivity Ltd.(c)	129,478	14,289,192
Zurich Insurance Group AG	33,939	13,529,801

		33,634,189

Taiwan — 4.0%
MediaTek, Inc.	560,000	9,663,587
Taiwan Semiconductor Manufacturing Co. Ltd.	1,157,000	15,336,488

		25,000,075

United Kingdom — 15.8%
AstraZeneca PLC	175,406	19,282,280
Diageo PLC	322,878	13,591,062
Ferguson PLC	125,838	13,053,078
Prudential PLC	1,402,887	13,730,944
Reckitt Benckiser Group PLC	290,368	19,246,008
RELX PLC	528,663	12,884,769
Taylor Wimpey PLC	7,745,107	7,541,702

		99,329,843

Security	Shares	Value

United States(c) — 41.1%
AbbVie, Inc.(d)	116,053	$15,575,499
Assurant, Inc.	89,581	13,013,432
Baker Hughes Co.(d)	417,036	8,741,075
Chevron Corp.	48,789	7,009,516
Citizens Financial Group, Inc.	399,761	13,735,788
Estee Lauder Cos., Inc., Class A	27,370	5,909,183
Fidelity National Information Services, Inc.(d)	198,913	15,031,855
Intercontinental Exchange, Inc.(d)	168,744	15,246,020
International Flavors & Fragrances, Inc.	58,211	5,287,305
Intuit, Inc.	46,801	18,126,963
M&T Bank Corp.(d)	94,148	16,600,175
Microsoft Corp.(d)	103,972	24,215,079
Otis Worldwide Corp.	209,445	13,362,591
Paychex, Inc.	106,853	11,989,975
Philip Morris International, Inc.	149,803	12,435,147
Synchrony Financial	431,346	12,159,644
United Parcel Service, Inc., Class B	72,267	11,674,011
UnitedHealth Group, Inc.(d)	34,901	17,626,401
Visa, Inc., Class A	74,218	13,184,828
Williams Cos., Inc.	245,901	7,040,146

		257,964,633

Total Long-Term Investments — 99.0% (Cost: $684,007,927)		621,967,707

Short-Term Securities

Money Market Funds — 0.8%

BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.79%(e)(f)	4,656,708	4,656,708

Total Short-Term Securities — 0.8% (Cost: $4,656,708)		4,656,708

Total Investments Before Options Written — 99.8% (Cost: $688,664,635)		626,624,415

Options Written — (0.4)% (Premiums Received: $(7,668,971))		(2,398,633)

Total Investments, Net of Options Written — 99.4% (Cost: $680,995,664)		624,225,782

Other Assets Less Liabilities — 0.6%		4,039,229

Net Assets — 100.0%		$628,265,011

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $514,313, representing 0.1% of its net assets as of period end, and an original cost of $2,637,143.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.

1

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Global Dividend Trust (BOE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$11,262,594	$—	$(6,605,886	)(a)	$—	$—	$4,656,708	4,656,708	$39,626	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Intuit, Inc.	59	10/07/22	USD	485.00	USD	2,285	$(8,850)
UnitedHealth Group, Inc.	45	10/07/22	USD	540.00	USD	2,273	(1,688)
Visa, Inc., Class A	120	10/07/22	USD	215.00	USD	2,132	(1,200)
AbbVie, Inc.	127	10/14/22	USD	140.00	USD	1,704	(14,034)
Synchrony Financial	572	10/14/22	USD	35.00	USD	1,612	(8,580)
Visa, Inc., Class A	74	10/14/22	USD	213.00	USD	1,315	(94)
Williams Cos., Inc.	105	10/14/22	USD	34.00	USD	301	(1,050)
AbbVie, Inc.	268	10/21/22	USD	150.00	USD	3,597	(4,958)
Assurant, Inc.	258	10/21/22	USD	172.00	USD	3,748	(982)
Baker Hughes Co.	981	10/21/22	USD	28.00	USD	2,056	(4,905)
Citizens Financial Group, Inc.	736	10/21/22	USD	40.00	USD	2,529	(9,200)
Citizens Financial Group, Inc.	663	10/21/22	USD	37.50	USD	2,278	(29,835)
Estee Lauder Cos., Inc., Class A	28	10/21/22	USD	280.00	USD	605	(700)
Estee Lauder Cos., Inc., Class A	95	10/21/22	USD	260.00	USD	2,051	(3,088)
Fidelity National Information Services, Inc.	321	10/21/22	USD	105.00	USD	2,426	(8,025)
Intercontinental Exchange, Inc.	196	10/21/22	USD	112.62	USD	1,771	(17)
International Flavors & Fragrances, Inc.	130	10/21/22	USD	125.00	USD	1,181	(9,750)
Intuit, Inc.	14	10/21/22	USD	460.00	USD	542	(1,260)
M&T Bank Corp.	174	10/21/22	USD	195.00	USD	3,068	(16,530)
M&T Bank Corp.	117	10/21/22	USD	185.00	USD	2,063	(31,882)
M&T Bank Corp.	86	10/21/22	USD	180.00	USD	1,516	(43,000)
Otis Worldwide Corp.	231	10/21/22	USD	81.75	USD	1,474	(42)
Paychex, Inc.	374	10/21/22	USD	131.00	USD	4,197	(3,836)
TE Connectivity Ltd.	240	10/21/22	USD	140.00	USD	2,649	(6,000)
TELUS Corp.	1,387	10/21/22	CAD	30.00	CAD	3,805	(6,025)
Visa, Inc., Class A	37	10/21/22	USD	210.00	USD	657	(296)
AbbVie, Inc.	29	10/28/22	USD	145.00	USD	389	(3,306)
Intuit, Inc.	69	10/28/22	USD	440.00	USD	2,673	(27,082)
Medtronic PLC	564	10/28/22	USD	90.00	USD	4,554	(14,664)
Microsoft Corp.	187	10/28/22	USD	255.00	USD	4,355	(55,445)
Philip Morris International, Inc.	359	10/28/22	USD	98.00	USD	2,980	(26,925)
Synchrony Financial	652	10/28/22	USD	31.00	USD	1,838	(35,860)
United Parcel Service, Inc., Class B	162	10/28/22	USD	190.00	USD	2,617	(9,882)
Visa, Inc., Class A	63	10/28/22	USD	205.00	USD	1,119	(2,709)
Williams Cos., Inc.	117	10/28/22	USD	33.00	USD	335	(1,170)
AbbVie, Inc.	214	11/04/22	USD	145.00	USD	2,872	(29,960)
Chevron Corp.	170	11/04/22	USD	155.00	USD	2,442	(45,560)
Intuit, Inc.	68	11/04/22	USD	420.00	USD	2,634	(62,560)
Microsoft Corp.	140	11/04/22	USD	250.00	USD	3,261	(65,800)
Philip Morris International, Inc.	315	11/04/22	USD	92.00	USD	2,615	(20,475)
United Parcel Service, Inc., Class B	163	11/04/22	USD	180.00	USD	2,633	(34,637)
UnitedHealth Group, Inc.	99	11/04/22	USD	545.00	USD	5,000	(65,340)
Visa, Inc., Class A	2	11/04/22	USD	190.00	USD	36	(644)
Williams Cos., Inc.	638	11/04/22	USD	31.00	USD	1,827	(28,710)
Microsoft Corp.	140	11/11/22	USD	250.00	USD	3,261	(76,650)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Global Dividend Trust (BOE)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Synchrony Financial	717	11/11/22	USD	31.00	USD	2,021	$(59,511)
UnitedHealth Group, Inc.	13	11/11/22	USD	540.00	USD	657	(12,324)
Assurant, Inc.	145	11/18/22	USD	160.00	USD	2,106	(24,287)
Baker Hughes Co.	478	11/18/22	USD	27.00	USD	1,002	(8,365)
Fidelity National Information Services, Inc.	375	11/18/22	USD	95.00	USD	2,834	(9,375)
Intercontinental Exchange, Inc.	567	11/18/22	USD	105.50	USD	5,123	(21,335)
International Flavors & Fragrances, Inc.	66	11/18/22	USD	115.00	USD	599	(1,815)
International Flavors & Fragrances, Inc.	65	11/18/22	USD	110.00	USD	590	(4,063)
Otis Worldwide Corp.	711	11/18/22	USD	72.50	USD	4,536	(37,327)
Paychex, Inc.	214	11/18/22	USD	127.00	USD	2,401	(16,053)
TE Connectivity Ltd.	342	11/18/22	USD	130.00	USD	3,774	(34,200)
TELUS Corp.	545	11/18/22	CAD	29.00	CAD	1,495	(7,299)
Visa, Inc., Class A	37	11/18/22	USD	205.00	USD	657	(4,292)

							$(1,063,452)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	91,100	10/04/22	SGD	32.34	SGD	3,027	$(58,866)
EDP-Energias de Portugal SA	Goldman Sachs International	510,000	10/04/22	EUR	5.15	EUR	2,258	—
Ferguson PLC	Goldman Sachs International	27,800	10/04/22	GBP	105.56	GBP	2,583	—
Mediatek, Inc.	JPMorgan Chase Bank N.A.	144,000	10/04/22	USD	730.48	USD	—	—
AstraZeneca PLC	Morgan Stanley & Co. International PLC	7,600	10/05/22	GBP	112.70	GBP	748	—
Epiroc AB, Class A	UBS AG	57,000	10/05/22	SEK	177.12	SEK	9,049	(84)
Taylor Wimpey PLC	Goldman Sachs International	675,000	10/05/22	GBP	1.21	GBP	589	(1)
Diageo PLC	Goldman Sachs International	38,700	10/06/22	GBP	39.09	GBP	1,459	(4,239)
Koninklijke KPN NV	Goldman Sachs International	789,100	10/06/22	EUR	3.20	EUR	2,179	(565)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	UBS AG	156,000	10/06/22	USD	539.70	USD	—	—
Zurich Insurance Group AG	Morgan Stanley & Co. International PLC	7,600	10/06/22	CHF	451.55	CHF	2,989	(1)
EssilorLuxottica SA	JPMorgan Chase Bank N.A.	7,600	10/12/22	EUR	164.70	EUR	1,054	(118)
Sanofi, ADR	JPMorgan Chase Bank N.A.	57,900	10/12/22	EUR	97.96	EUR	4,499	(19)
Taylor Wimpey PLC	Merrill Lynch International	714,000	10/12/22	GBP	1.27	GBP	623	(1)
TELUS Corp.	Credit Suisse International	109,000	10/13/22	CAD	29.90	CAD	2,990	(1,127)
EDP-Energias de Portugal SA	Credit Suisse International	354,600	10/14/22	EUR	5.30	EUR	1,570	—
EDP-Energias de Portugal SA	Credit Suisse International	133,500	10/14/22	EUR	5.29	EUR	591	—
Epiroc AB, Class A	Royal Bank of Canada	87,700	10/14/22	SEK	161.96	SEK	13,923	(30,529)
Ferguson PLC	JPMorgan Chase Bank N.A.	13,100	10/14/22	GBP	103.88	GBP	1,217	(732)
Novo Nisk, Class B	UBS AG	30,000	10/14/22	DKK	781.81	DKK	22,673	(31,337)
Prudential PLC	Credit Suisse International	152,100	10/14/22	GBP	10.39	GBP	1,333	(1,227)
RELX PLC	Goldman Sachs International	56,000	10/14/22	EUR	29.41	EUR	1,393	(470)
Sanofi, ADR	JPMorgan Chase Bank N.A.	57,900	10/14/22	EUR	97.96	EUR	4,499	(68)
Air Liquide SA	Royal Bank of Canada	37,700	10/18/22	EUR	126.37	EUR	4,397	(9,003)
Epiroc AB, Class A	Goldman Sachs International	87,600	10/18/22	SEK	173.78	SEK	13,907	(8,150)
EssilorLuxottica SA	Goldman Sachs International	9,300	10/18/22	EUR	161.25	EUR	1,290	(1,222)
KDDI Corp.	Bank of America N.A.	112,500	10/18/22	JPY	4,337.25	JPY	476,029	(20,772)
Prudential PLC	Merrill Lynch International	169,800	10/18/22	GBP	9.54	GBP	1,488	(22,612)
Zurich Insurance Group AG	Goldman Sachs International	7,600	10/18/22	CHF	442.30	CHF	2,989	(2,383)
Ferguson PLC	Royal Bank of Canada	15,800	10/19/22	GBP	101.69	GBP	1,468	(6,751)
Industria de Diseno Textil SA	Barclays Bank PLC	133,400	10/19/22	EUR	21.38	EUR	2,809	(72,737)
Kering SA	JPMorgan Chase Bank N.A.	4,550	10/19/22	EUR	527.57	EUR	2,059	(5,838)
Koninklijke KPN NV	Goldman Sachs International	604,400	10/19/22	EUR	3.15	EUR	1,669	(4,126)
Schneider Electric SE	UBS AG	19,850	10/19/22	EUR	123.94	EUR	2,288	(18,970)
Taylor Wimpey PLC	UBS AG	996,200	10/19/22	GBP	1.08	GBP	869	(1,359)
EDP-Energias de Portugal SA	Morgan Stanley & Co. International PLC	262,200	10/20/22	EUR	5.35	EUR	1,161	(5)
EssilorLuxottica SA	Credit Suisse International	36,600	10/26/22	EUR	153.13	EUR	5,076	(33,551)
TELUS Corp.	Goldman Sachs International	54,500	10/28/22	CAD	29.00	CAD	1,495	(3,341)
AstraZeneca PLC	Goldman Sachs International	36,550	11/02/22	GBP	102.94	GBP	3,599	(72,242)

3

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Global Dividend Trust (BOE)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
DBS Group Holdings Ltd.	BNP Paribas SA	70,400	11/02/22	SGD	34.64	SGD	2,339	$(10,226)
EDP-Energias de Portugal SA	Morgan Stanley & Co. International PLC	250,000	11/02/22	EUR	5.13	EUR	1,107	(901)
Epiroc AB, Class A	Merrill Lynch International	43,900	11/02/22	SEK	159.27	SEK	6,969	(27,294)
Kering SA	Royal Bank of Canada	4,550	11/02/22	EUR	522.89	EUR	2,059	(17,276)
LVMH Moet Hennessy Louis Vuitton SE	Goldman Sachs International	7,300	11/02/22	EUR	670.43	EUR	4,392	(37,898)
Mediatek, Inc.	Bank of America N.A.	108,000	11/02/22	USD	658.40	USD	—	(1,128)
Novo Nisk, Class B	UBS AG	15,400	11/02/22	DKK	834.40	DKK	11,639	(11,203)
Prudential PLC	Goldman Sachs International	78,400	11/02/22	GBP	10.00	GBP	687	(8,194)
Diageo PLC	Morgan Stanley & Co. International PLC	30,100	11/04/22	GBP	39.02	GBP	1,135	(22,848)
Industria de Diseno Textil SA	Royal Bank of Canada	103,400	11/04/22	EUR	23.08	EUR	2,177	(15,341)
Reckitt Benckiser Group PLC	Merrill Lynch International	74,100	11/04/22	GBP	67.12	GBP	4,399	(11,471)
RELX PLC	Royal Bank of Canada	77,900	11/04/22	EUR	27.10	EUR	1,937	(11,681)
Wal-Mart de Mexico SAB de CV	Morgan Stanley & Co. International PLC	267,000	11/04/22	MXN	75.98	MXN	18,912	(6,457)
Epiroc AB, Class A	Merrill Lynch International	43,900	11/08/22	SEK	170.66	SEK	6,969	(13,600)
EDP-Energias de Portugal SA	Credit Suisse International	220,000	11/10/22	EUR	4.71	EUR	974	(10,941)
Industria de Diseno Textil SA	Merrill Lynch International	125,500	11/10/22	EUR	22.66	EUR	2,643	(34,734)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	JPMorgan Chase Bank N.A.	182,000	11/10/22	USD	484.83	USD	—	(9,064)
AstraZeneca PLC	JPMorgan Chase Bank N.A.	52,300	11/15/22	GBP	102.92	GBP	5,149	(139,482)
Diageo PLC	Merrill Lynch International	76,500	11/15/22	GBP	39.95	GBP	2,884	(47,437)
EDP-Energias de Portugal SA	Credit Suisse International	220,000	11/15/22	EUR	4.71	EUR	974	(12,559)
Novo Nisk, Class B	Merrill Lynch International	30,500	11/15/22	DKK	776.11	DKK	23,050	(102,084)
Prudential PLC	Merrill Lynch International	90,700	11/15/22	GBP	9.76	GBP	795	(19,927)
Schneider Electric SE	Credit Suisse International	19,800	11/15/22	EUR	119.75	EUR	2,282	(82,435)
Taylor Wimpey PLC	Merrill Lynch International	1,100,000	11/15/22	GBP	0.96	GBP	959	(14,429)
Epiroc AB, Class A	Merrill Lynch International	57,000	11/17/22	SEK	165.27	SEK	9,049	(30,453)
Reckitt Benckiser Group PLC	Merrill Lynch International	27,600	11/17/22	GBP	62.97	GBP	1,638	(30,891)
Wal-Mart de Mexico SAB de CV	Citibank N.A.	662,900	11/17/22	MXN	75.65	MXN	46,953	(29,000)
KDDI Corp.	Goldman Sachs International	81,300	11/22/22	JPY	4,372.49	JPY	344,010	(43,226)
RELX PLC	Royal Bank of Canada	104,000	11/22/22	EUR	25.63	EUR	—	(74,767)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Goldman Sachs International	182,000	11/22/22	USD	451.76	USD	—	(45,788)

								$(1,335,181)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	BlackRock Enhanced Global Dividend Trust (BOE)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks

Canada	$15,741,625	$—	$—	$15,741,625
Denmark	—	12,562,601	—	12,562,601
France	—	79,085,752	—	79,085,752
India	—	—	514,313	514,313
Indonesia	—	7,790,591	—	7,790,591
Ireland	13,027,963	—	—	13,027,963
Japan	—	10,297,015	—	10,297,015
Mexico	7,267,599	—	—	7,267,599
Netherlands	—	8,380,503	—	8,380,503
Portugal	—	15,388,960	—	15,388,960
Singapore	—	7,378,801	—	7,378,801
Spain	—	16,617,088	—	16,617,088
Sweden	—	11,986,156	—	11,986,156
Switzerland	14,289,192	19,344,997	—	33,634,189
Taiwan	—	25,000,075	—	25,000,075
United Kingdom	—	99,329,843	—	99,329,843
United States	257,964,633	—	—	257,964,633
Short-Term Securities
Money Market Funds	4,656,708	—	—	4,656,708

	$312,947,720	$313,162,382	$514,313	$626,624,415

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,021,093)	$(1,377,540)	$—	$(2,398,633)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

SAB	Special Assessment Bonds

5